Short-term Borrowings and Long-term Borrowings - Borrowings (Details) - Kouji Eguchi - loan	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Number of loan agreements containing financial covenants	0
Common
Debt Instrument [Line Items]
Ownership percentage	39.09%	48.04%
Class A Common
Debt Instrument [Line Items]
Ownership percentage	39.09%	48.04%